Convertible Debentures (Detail) (USD $)	3 Months Ended			3 Months Ended										3 Months Ended
	Jan. 31, 2013	Jan. 31, 2013 First Computed Fair Value [Member] Convertible debentures due January 2015 [Member]	Jan. 31, 2013 Relative Fair Value [Member] Convertible debentures due January 2015 [Member]	Sep. 30, 2012 Common Stock [Member] Convertible debentures due September 2016 [Member]	Sep. 30, 2012 Chairman and Chief Executive Officer and Director [Member] Convertible debentures due September 2016 [Member]	Jan. 31, 2013 President, Chief Executive Officer and Director, and two other Director [Member] Convertible debentures due January 2015 [Member]	Jan. 31, 2013 Minimum [Member] Convertible debentures due January 2015 [Member]	Jan. 31, 2013 Minimum [Member] Prepayment [Member]	Sep. 30, 2012 Convertible debentures due September 2016 [Member]	Jan. 31, 2013 Convertible debentures due January 2015 [Member]	Jan. 25, 2015 Convertible Debenture Warrant [Member]	Jan. 31, 2013 Convertible Debenture Warrant [Member]	Jan. 31, 2013 Debenture Without Conversion Feature [Member]	Jan. 31, 2013 Placement Agent Warrant [Member]	Jan. 31, 2013 Prepayment [Member]
Proceeds from Convertible Debt	$ 1,765,000				$ 300,000	$ 250,000			$ 750,000	$ 1,765,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%	8.00%			8.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.092	$ 0.15
Debt Instrument, Unamortized Discount									717,000
Debt Conversion, Original Debt, Amount									600,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				6,521,736
Debt Conversion Converted Instrument Additional Shares Issued (in Shares)				68,116
Long-term Debt, Gross									150,000
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)							$ 0.15
Trading Days								20 days		10 years
Debt Instrument Prepayment Notice Period										30 years
Period Prior to Prepayment Notice															15 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,882,745
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.30
Debt Instrument, Fair Value Disclosure													1,490,000	17,360
Embedded Derivative, Fair Value of Embedded Derivative, Net	1,180,000
Warrants Not Settleable in Cash, Fair Value Disclosure	370,000
Convertible Debt, Fair Value Disclosures		2,670,000	1,550,181
Convertible Debt, Warrant, Fair Value	(214,819)											214,819
Embedded Derivative, Fair Value of Embedded Derivative Liability	(1,180,000)									1,180,000
Debt Instrument Convertible, Discount	1,394,819									1,394,819
Convertible Debt	370,181									370,181
Debt Instrument, Face Amount	1,765,000									1,765,000
Debt Instrument, Interest Rate, Effective Percentage										18.60%
Amortization of Debt Discount (Premium)										4,781
Cash Fee Compensation, Placement Agent										41,400
Class of Warrant or Right, Outstanding (in Shares)											5,882,745			276,014
Legal Fees														25,000
Debt Issuance Cost	83,760
Write off of Deferred Debt Issuance Cost	$ 0
Late Filling, Registration Rate, Percentage	1.00%